Premises and Equipment (Summary of Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 26,621	$ 25,877
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(11,450)	(10,646)
Property, Plant and Equipment, Net	15,171	15,231
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,286	17,136
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,510	7,032
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,825	$ 1,709